Related Party Transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 28, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Jul. 31, 2024	Nov. 07, 2023	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party proceeds			$ 1,350
Warrant outstanding	50,000		14,380,958	12,181,019,000	12,181,019	12,181,019,000		2,367,607,000			3,859,464
Gross proceeds from convertible promissory notes	$ 4,500				$ 3,875	$ 4,175	[1]	$ 5,140	[2]
Warrants to acquire common stock			50,000									174,102
Loans payable			$ 400	$ 954
Non convertible shareholder loan		$ 100								$ 100
Interest rate			8.00%	8.00%		8.00%
Debt term			1 year	1 year
Share Price			$ 10.00
Loans remains outstanding			$ 2,992	$ 2,992		$ 2,992
Shareholder loan											$ 900
Shareholder loans outstanding			2,000		$ 704	454	[3]
Loan extensions				3,000		3,000
Data Knights [Member]
Related Party Transaction [Line Items]
Loans remains outstanding			$ 3,000	$ 3,000		$ 3,000
P I P E Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding			95,744
Warrants to acquire common stock		95,745		95,744		95,744
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable		$ 1,600
Related Party [Member] | P I P E Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding			63,829
Warrants to acquire common stock				63,829		63,829
Convertible Promissory Notes And Warrants [Member]
Related Party Transaction [Line Items]
Warrants to acquire common stock			3,726,000
Number of warrants issued						3,726,000
P I P E Notes [Member]
Related Party Transaction [Line Items]
Related party proceeds			$ 1,500			$ 1,500
P I P E Notes [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party proceeds			1,000			1,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes			14,200			14,200
Convertible Promissory Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Gross proceeds from convertible promissory notes			$ 12,300			$ 12,300
Convertible Promissory Note Warrants [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Warrants to acquire common stock			2,976,000
Number of warrants issued						2,976,000
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Shareholder loan											$ 500

[1]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[2]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[3]	Impact of improper presentation of non-cash interest expense in financing activities.